Note 19 - Contract Balances, Performance Obligations and Contract Costs 1 (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Capitalized Contract Cost, Net, Total	$ 12.9	$ 9.8
Capitalized Contract Cost, Amortization	$ 3.3	$ 2.5	$ 1.8